Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 189,632		¥ 84,454
Additions	17,731		103,832
Share of results, other comprehensive income and other reserves	14,014		5,634
Disposals and distributions received	(3,362)		(912)
Transfers	9,122		(8,060)
Impairment loss	(7,256)		(11,824)
Foreign currency translation adjustments	(1,448)		388
Balance as of end of period	¥ 200,189	$ 30,555	¥ 189,632